Schedule of financial instruments by category (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2021	Dec. 31, 2020
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets fair value through profit and loss	R$ 358,148	R$ 329,202
Liabilities amortized cost	(28,872,646)	(26,240,096)
Liabilities fair value	(26,503,597)	(20,614,154)
Liabilities fair value through profit and loss	2,355,759	5,583,913
Liabilities at fair value through other comprehensive income - Equity instruments	13,290	42,029
Trade Accounts Payable [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities amortized cost	(11,089,196)	(9,009,987)
Liabilities fair value	(11,089,196)	(9,009,987)
Supply Chain Finance [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities amortized cost	(1,889,219)	(1,452,637)
Liabilities fair value	(1,889,219)	(1,452,637)
Loans And Financing [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities amortized cost	(21,782,488)	(22,404,426)
Liabilities fair value	(24,178,602)	(22,404,426)
Derivatives Not Designated [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets fair value	29,864	75,478
Assets fair value through profit and loss	29,864	75,478
Liabilities fair value	(9,399)	(34,685)
Liabilities fair value through profit and loss	(9,399)	(34,685)
Cash And Bank Accounts [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	2,203,097	2,439,072
Assets fair value	2,203,097	2,439,072
Cash Equivalents 1 [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets fair value	4,686,747	5,137,553
Assets fair value through profit and loss	4,686,747	5,137,553
Marketable Securities [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	347,650	287,504
Assets fair value	719,088	658,735
Assets fair value through profit and loss	358,148	329,202
Assets at fair value through other comprehensive income - Equity instruments	13,290	42,029
Restricted Cash [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	24,530	24,358
Assets fair value	24,530	24,358
Trade receivables [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	3,236,504	3,789,616
Assets fair value	3,552,161	4,099,881
Assets fair value through profit and loss	315,657	310,265
Other Receivables [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets amortized cost	76,476	86,404
Assets fair value	76,476	86,404
Derivatives Designated As Hedge Accounting [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Assets fair value	55,419	302,512
Assets fair value through profit and loss	55,419	302,512
Liabilities fair value	(212,825)	(351,011)
Liabilities fair value through profit and loss	(212,825)	(351,011)
Written Option Business Combination [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Liabilities fair value	(471,738)	(185,401)
Liabilities fair value through profit and loss	R$ (471,738)	R$ (185,401)